Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Components of Other Assets

The following table summarizes the components of other assets:

	December 31, 2018	December 31, 2017
Patronage stock	$386	$437
Note receivable (note 13)	64	70
Security deposits	540	538
Cash surrender value—insurance	929	924
Other	288	35

Total	$2,207	$2,004